Employee benefits - Pension and other post-employment benefits - Analysis of Movement in Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Payments	$ 586
Defined benefit pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	14,005
Opening Fair value of plan assets at beginning of period	13,573
Closing Benefit obligation at end of period	13,218	$ 14,005
Closing fair value of plan assets at end of period	13,564	13,573
Defined benefit pension plans [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period	13,573	12,459
Interest income expense	476	426
Remeasurements: Return on plan assets (excluding interest income)	(268)	749
Change in foreign currency exchange rate	(10)	25
Contributions - Employer	409	444
Contributions - Plan participant	49	50
Payments	586	566
Payments - amount paid in respect of any settlements	(64)
Other	15	14
Closing fair value of plan assets at end of period	13,564	13,573
Defined benefit pension plans [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	14,005	13,879
Current service costs	359	380
Past service costs	(13)	(2)
Gains and losses on settlements	13
Interest income expense	484	468
Remeasurements: Actuarial losses (gains) from demographic assumptions	(164)	(2)
Remeasurements: Actuarial losses (gains) from financial assumptions	(828)	(188)
Remeasurements: Actuarial losses (gains) from experience adjustments	(22)	(31)
Change in foreign currency exchange rate	(15)	18
Contributions - Plan participant	(49)	(50)
Payments	586	566
Payments - amount paid in respect of any settlements	64
Other		(1)
Closing Benefit obligation at end of period	13,218	14,005
Defined benefit pension plans [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	30
Closing Benefit obligation at end of period	27	30
Defined benefit pension plans [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	13,975
Closing Benefit obligation at end of period	13,191	13,975
Other post employment benefit [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period	1	1
Remeasurements: Return on plan assets (excluding interest income)		1
Contributions - Employer	65	62
Contributions - Plan participant	19	19
Payments	84	82
Closing fair value of plan assets at end of period	1	1
Other post employment benefit [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	1,845	1,894
Current service costs	34	40
Past service costs	(25)
Interest income expense	66	68
Remeasurements: Actuarial losses (gains) from demographic assumptions	(66)	(36)
Remeasurements: Actuarial losses (gains) from financial assumptions	(140)	3
Remeasurements: Actuarial losses (gains) from experience adjustments	(32)	(59)
Change in foreign currency exchange rate	5	(2)
Contributions - Plan participant	(19)	(19)
Payments	84	82
Closing Benefit obligation at end of period	1,622	1,845
Other post employment benefit [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	1,694
Closing Benefit obligation at end of period	1,481	1,694
Other post employment benefit [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	151
Closing Benefit obligation at end of period	$ 141	$ 151